Revenue Recognition - Schedule of Disaggregation of Revenue (Details) - KRW (₩) ₩ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total	₩ 1,049,202	₩ 1,003,471	₩ 2,358,685	₩ 1,970,123	₩ 3,972,111	₩ 4,865,140
Products [Member] | E- Navigation [Member]
Total	709,737	448,142	953,243	810,151
Products [Member] | Smart Ship [Member]
Total	59,695	19,700	65,190	88,650
Projects [Member] | E- Navigation [Member]
Total	144,510	430,153	745,245	904,491
Projects [Member] | Smart Ship [Member]
Total	₩ 135,260	₩ 105,476	₩ 595,007	₩ 166,831